Accounts Payable and Accrued Expenses	12 Months Ended
Dec. 31, 2014
Notes to Financial Statements
Note 7 - Accounts payable and accrued expenses

A summary of accounts payable and accrued expenses is as follows:

December 31	2014	2013

Accounts payable - Unrelated	$1,779	$5,507
Payable for assets acquired (Note 11)	-	137,314
Deferred revenue	19,883	25,558
Accrued liabilities	10,000	9,206
Total unrelated	31,662	177,585

Accounts payable - related	20,111	-
Accrued Interest - related	6,906	1,940
Total related	27,017	1,940

Total	$58,679	$179,525